Submission	Feb. 09, 2026
Submission [Line Items]
Central Index Key	0001995116
Registrant Name	Rectitude Holdings Ltd.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A